Debt - Term Loan - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Debt issuance costs, net	$ 4,257	$ 1,812
Term Loan
Debt Instrument [Line Items]
Debt instrument, payment terms	Any principal amounts outstanding on the maturity date, July 3, 2027, become due and payable on such date.
Amortization of debt issuance costs	$ 1,277	259
Debt issuance costs, net	4,300	1,800
Interest expense	$ 19,200	$ 4,200
Weighted average interest rate	8.47%	8.62%
Accrued interest payable	$ 3,400	$ 1,200
Term Loan | Interest Expense, Net
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 1,200	$ 300